7. Other income and expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 13,222,842	$ 930,062	$ 2,324,243
Interest earned from customers
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	1,623,309	437,583	211,800
Receivables and payables foreign exchange difference
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	11,403,596	116,699	302,243
Effect on the discount of trade and other receivables and payables, net
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	0	0	1,473,236
Recovery of insurance
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	181,475	369,273	298,175
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 14,462	$ 6,507	$ 38,789